SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Detail)	12 Months Ended						12 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Market Approach Valuation [Member] USD ($)	Dec. 31, 2014 Funds receivable [Member] USD ($)	Dec. 31, 2013 Funds receivable [Member] USD ($)	Dec. 31, 2014 Maximum [Member] CNY	Dec. 31, 2014 Maximum [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2014 Maximum [Member] Loan receivables	Dec. 31, 2014 Minimum [Member] CNY	Dec. 31, 2014 Minimum [Member] Loan receivables	Feb. 08, 2012 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") [Member]	Dec. 23, 2013 Guangxi Overseas Talent Industrial Park Investment Co., Ltd. ('Guangxi Overseas Talent') [Member] USD ($)
Significant Accounting Policies [Line Items]
Disposed entity, Carrying amount of net assets reatined by company													$ 1,204,000
Disposition of equity interest												90.00%	60.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													40.00%
Disposed entity, Carrying amount of net assets													1,707,000
Return of share capital to noncontrolling interest holder upon disposal of a PRC Domestic Entity's subsidiary		683,000											683,000
Cash equivalents maturity period							90 days
Short term investments maturity period							365 days	90 days		90 days
Other than temporary impairment losses investments available for sale securities	8,417,000		14,000
Allowance for doubtful accounts	21,397,000	15,019,000			0	0
Commitment deposits, default	0
Allowance for doubtful accounts for commitment deposits	0
Extended loan periods									36 months		1 month
Gains losses on sale of loan receivables	0
Estimated fair value of convertible senior notes				353,316,000
Membership services fee							20,000.00			5,000.00
Commission rate							15.00%			5.00%
Business tax and surcharges	44,003,000	38,783,000	28,901,000
Business tax rate	5.00%
Value added tax rate	6.00%
Advertising costs	$ 6,202,000	$ 8,627,000	$ 6,525,000
Capital lease description
A lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

Percentage of estimated remaining economic life for lease term	75.00%
Percentage of fair value of leased property	90.00%
Percentage threshold for recognition of tax position that meet more likely than not measured at largest amount of tax benefit	50.00%